Benefit Plans, Plan Disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Components of the net periodic pension income and other amounts recognized in other comprehensive income (Loss) [Abstract]
Amortization of prior service credit (cost)	$ 313	$ (405)	$ 196
Prior service cost		611
Retirement Plan [Member]
Amounts recognized in accumulated other comprehensive income (loss) [Abstract]
Net actuarial (gain) loss	1,170	(6,038)
Accumulated benefit obligation for pension benefits	23,000	30,900
Components of the net periodic pension income and other amounts recognized in other comprehensive income (Loss) [Abstract]
Service cost	0	0	37
Interest cost	888	856	1,076
Expected return on plan assets	(3,227)	(2,846)	(3,020)
Net periodic pension credit	(2,339)	(1,990)	(1,907)
Net actuarial loss (gain) included in other comprehensive income (loss)	4,869	(7,439)	(386)
Amortization of prior service credit (cost)	0	0
Prior service cost		0
Total amount recognized in other comprehensive loss	4,869	(7,439)	(386)
Total recognized in net periodic benefit (credit) cost and other comprehensive income (loss)	2,530	(9,429)	(2,293)
Postretirement Benefits [Member]
Amounts recognized in accumulated other comprehensive income (loss) [Abstract]
Net actuarial (gain) loss	(5,760)	(10,165)
Prior service cost (credit)	81	(232)
Total	(5,679)	(10,397)
Components of the net periodic pension income and other amounts recognized in other comprehensive income (Loss) [Abstract]
Service cost	18	75	73
Interest cost	207	190	203
Expected return on plan assets	(1,332)	(1,163)	(1,183)
Amortization of net loss (gain)	(1,008)	(674)	(708)
Amortization of prior service (credit) cost	(313)	405	(196)
Net periodic pension credit	(2,428)	(1,167)	(1,811)
Net actuarial loss (gain) included in other comprehensive income (loss)	3,397	(3,469)	(1,295)
Amortization of prior service credit (cost)	313	(405)	196
Prior service cost	0	611	0
Amortization of net gain	1,008	674	708
Total amount recognized in other comprehensive loss	4,718	(2,589)	(391)
Total recognized in net periodic benefit (credit) cost and other comprehensive income (loss)	2,290	$ (3,756)	$ (2,202)
Amounts of net gain that will be amortized from accumulated other comprehensive income (loss) in next fiscal year	457
Amount of prior service credit that will be amortized from accumulated other comprehensive income (loss) in next fiscal year	$ 13